Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
April 30, 2022
MFL-NPRT1-0622
1.800349.118
Municipal Bonds - 97.6%
	Principal Amount (a)	Value ($)
Massachusetts - 97.3%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,626,075
Attleboro Gen. Oblig. Series 70 B, 5% 10/15/29	1,585,000	1,793,938
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/22	350,000	352,023
5% 7/1/25	505,000	542,237
5% 7/1/26	925,000	1,011,984
5% 7/1/27	700,000	778,504
5% 7/1/30	480,000	533,719
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	1,965,249
Boston Gen. Oblig. Series A, 4% 11/1/31	4,780,000	5,154,669
Braintree Gen. Oblig. Series 2015:
5% 5/15/26	2,300,000	2,524,549
5% 5/15/27	2,000,000	2,233,167
5% 5/15/28	600,000	679,954
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	3,488,940
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	867,202
5% 1/1/24	340,000	340,760
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,372,245
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,376,924
5% 9/1/29	700,000	790,960
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,762
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 B, 5.25% 7/1/30	5,000,000	5,731,710
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,713,658
Series 2006 A, 5.25% 7/1/29	3,005,000	3,492,590
Series 2015 A:
5% 7/1/40	14,570,000	15,445,098
5% 7/1/45	14,125,000	14,912,295
Series 2020 B1, 5% 7/1/50	2,750,000	2,974,213
Massachusetts Clean Wtr. Trust:
Series 18, 5% 2/1/29	6,355,000	6,618,813
Series 2012 B:
5% 8/1/27	295,000	296,863
5% 8/1/28	330,000	332,027
Series 2021 23A, 5% 2/1/40	4,750,000	5,380,726
Series 2021 B, 5% 2/1/41	2,000,000	2,262,185
Series 22, 5% 8/1/37	4,110,000	4,635,536
Series 6, 5.5% 8/1/30	850,000	851,840
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	23,139,552
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,196,928
5% 6/1/36	3,035,000	3,360,333
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,600,000	26,915,416
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	16,174,411
(Rail Enhancement Prog.):
Series 2015 A, 5% 6/1/45	17,750,000	18,768,250
Series 2021 B:
5% 6/1/41	6,000,000	6,604,620
5% 6/1/42	15,370,000	17,183,788
Series 2017 A, 5% 6/1/32	4,580,000	5,067,754
Series 2021 A:
4% 6/1/50	1,050,000	1,026,426
5% 6/1/42	9,000,000	10,174,991
5% 6/1/43	3,000,000	3,383,255
5% 6/1/51	5,435,000	6,003,024
Series 2021 B, 5% 6/1/46	7,615,000	8,451,321
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/25	3,990,000	4,256,325
5% 1/1/35	3,500,000	3,901,750
5% 1/1/37	2,000,000	2,218,038
Series C, 5% 1/1/34	8,585,000	9,636,452
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	513,595
5% 10/1/29	735,000	809,724
5% 10/1/42	4,000,000	4,346,339
5% 10/1/47	5,510,000	5,947,674
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,537,276
5% 7/1/38	3,685,000	3,998,907
5% 7/1/39	4,450,000	4,823,670
5% 7/1/42	2,805,000	3,030,587
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,197,532
5% 4/1/34	2,500,000	2,756,463
5% 4/1/35	2,455,000	2,704,300
5% 4/1/37	1,500,000	1,651,073
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,427,074
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,751,535
5% 7/1/32	1,905,000	2,024,575
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	520,415
4% 10/1/25 (b)	500,000	527,556
4% 10/1/26 (b)	500,000	528,017
4% 10/1/27 (b)	350,000	369,416
4.125% 10/1/42 (b)	2,500,000	2,622,881
5% 10/1/37 (b)	1,000,000	1,059,143
5% 10/1/47 (b)	1,000,000	1,058,063
5% 10/1/57 (b)	6,000,000	6,347,082
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,070,276
5% 7/1/31	21,180,000	23,092,363
5% 7/1/32	985,000	1,071,339
5% 7/1/34	750,000	812,886
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/22	875,000	879,339
5% 7/1/23	2,420,000	2,481,214
5% 7/1/24	2,000,000	2,078,410
5% 7/1/25	1,500,000	1,580,690
5% 7/1/26	1,935,000	2,061,828
5% 7/1/27	2,085,000	2,244,737
5% 7/1/28	4,300,000	4,615,443
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,066,839
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,239,802
5% 10/1/30	1,100,000	1,138,193
5% 10/1/31	1,200,000	1,241,175
5% 10/1/32	1,240,000	1,279,016
5% 10/1/33	1,235,000	1,273,357
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,364,486
5% 7/1/29	1,320,000	1,426,308
5% 7/1/30	1,390,000	1,498,487
5% 7/1/38	3,750,000	4,008,855
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,099,871
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,519,718
5% 10/1/35	1,495,000	1,592,610
5% 10/1/46	4,250,000	4,472,595
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,571,463
5% 1/1/31	1,580,000	1,718,519
5% 1/1/32	1,665,000	1,807,783
5% 1/1/33	1,745,000	1,892,721
5% 1/1/34	1,835,000	1,987,911
5% 1/1/35	1,000,000	1,082,251
5% 1/1/36	1,000,000	1,080,278
5% 1/1/42	5,775,000	6,187,938
5% 1/1/47	1,895,000	2,019,623
5% 1/1/53	3,425,000	3,639,560
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	17,285,311
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,007,648
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,521,883
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,412,380
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,303,061
Series 2012 C:
5.25% 7/1/25	1,000,000	1,005,769
5.25% 7/1/26	1,000,000	1,005,720
Series 2013 F:
4% 7/1/32	2,050,000	2,070,125
4% 7/1/43	21,685,000	21,814,995
5% 7/1/27	1,300,000	1,334,217
5% 7/1/37	3,925,000	4,001,540
Series 2013 G, 5% 7/1/44	10,360,000	10,570,095
Series 2013 P, 5% 7/1/43	12,320,000	12,673,069
Series 2013 X, 5% 10/1/48	14,920,000	15,403,029
Series 2014 A:
5% 3/1/32	1,700,000	1,765,645
5% 3/1/33	1,250,000	1,297,815
5% 3/1/34	4,375,000	4,540,764
5% 3/1/39	4,000,000	4,150,106
5% 3/1/44	15,765,000	16,345,179
Series 2014 F:
5% 7/15/22	400,000	402,310
5% 7/15/23	350,000	358,673
5% 7/15/24	400,000	409,623
5% 7/15/25	550,000	562,796
5% 7/15/26	500,000	511,367
5% 7/15/27	200,000	204,403
5% 7/15/28	320,000	326,759
5.625% 7/15/36	800,000	818,281
5.75% 7/15/43	4,700,000	4,804,803
Series 2014 P, 5% 10/1/46 (Pre-Refunded to 10/1/24 @ 100)	7,080,000	7,498,942
Series 2015 D, 5% 7/1/44	10,975,000	11,442,042
Series 2015 F, 5% 8/15/45	18,290,000	19,057,394
Series 2015 H1:
5% 7/1/26	3,585,000	3,798,905
5% 7/1/29	3,750,000	3,963,298
5% 7/1/30	1,800,000	1,894,057
5% 7/1/31	1,190,000	1,250,354
5% 7/1/32	1,000,000	1,050,104
5% 7/1/33	1,000,000	1,049,184
Series 2015 K, 4% 10/1/30	500,000	502,258
Series 2015 O2, 5% 7/1/27	8,635,000	9,220,181
Series 2015 Q:
5% 8/15/28	1,000,000	1,073,031
5% 8/15/29	1,000,000	1,072,705
5% 8/15/32	1,500,000	1,607,103
5% 8/15/33	1,550,000	1,660,168
5% 8/15/34	1,790,000	1,916,644
5% 8/15/38	1,690,000	1,803,536
Series 2015:
5% 1/1/25	3,525,000	3,705,298
5% 1/1/27	2,695,000	2,829,829
5% 1/1/28	1,850,000	1,939,525
5% 1/1/29	2,945,000	3,084,301
Series 2016 A:
5% 1/1/31	5,000	5,347
5.25% 1/1/42	7,000,000	7,472,027
Series 2016 E:
5% 7/1/31	1,000,000	1,074,384
5% 7/1/32	2,200,000	2,359,297
5% 7/1/33	1,500,000	1,606,808
5% 7/1/34	1,500,000	1,604,330
5% 7/1/35	1,500,000	1,601,984
5% 7/1/36	1,000,000	1,066,540
5% 7/1/37	2,000,000	2,130,231
Series 2016 I:
5% 7/1/25	510,000	541,856
5% 7/1/27	1,150,000	1,241,666
5% 7/1/27	1,100,000	1,180,098
5% 7/1/29	1,680,000	1,790,884
5% 7/1/30	2,400,000	2,551,176
5% 7/1/31	2,500,000	2,650,827
5% 7/1/32	1,960,000	2,074,436
5% 7/1/34	3,035,000	3,270,657
5% 7/1/36	2,000,000	2,152,047
5% 7/1/37	1,470,000	1,579,968
5% 7/1/38	1,000,000	1,073,594
5% 7/1/41	14,790,000	15,539,668
Series 2016 N:
5% 12/1/34	1,000,000	1,070,213
5% 12/1/36	2,520,000	2,689,213
Series 2016:
4% 10/1/36	1,250,000	1,261,551
5% 7/1/26	1,710,000	1,858,830
5% 7/1/29	2,000,000	2,148,923
5% 7/1/30	2,000,000	2,144,455
5% 7/1/31	1,700,000	1,819,589
5% 10/1/32	1,760,000	1,891,014
5% 9/1/33	475,000	516,705
5% 10/1/33	1,500,000	1,609,920
5% 10/1/34	1,500,000	1,608,606
5% 9/1/35	375,000	406,811
5% 10/1/35	1,500,000	1,607,465
5% 7/1/36	3,000,000	3,197,213
5% 9/1/36	315,000	341,587
5% 9/1/37	840,000	893,250
5% 10/1/37	2,000,000	2,140,930
5% 10/1/39	5,000,000	5,341,876
5% 7/1/40	5,325,000	5,633,009
5% 7/1/41	5,145,000	5,460,864
5% 10/1/43	5,000,000	5,294,412
5% 9/1/46	3,235,000	3,510,790
5% 10/1/46	4,000,000	4,249,660
5% 10/1/48	6,000,000	6,106,529
5% 9/1/52	9,115,000	9,629,173
Series 2017 A:
5% 1/1/35	2,000,000	2,142,146
5% 1/1/40	1,000,000	1,065,636
Series 2017 H:
5% 1/1/23	325,000	331,431
5% 1/1/24	260,000	270,185
5% 1/1/24 (Escrowed to Maturity)	840,000	876,400
Series 2017:
5% 7/1/22	180,000	180,999
5% 7/1/25	1,105,000	1,174,365
5% 7/1/26	160,000	172,684
5% 7/1/27	1,000,000	1,091,962
5% 7/1/37	600,000	638,109
5% 7/1/42	2,110,000	2,232,150
5% 7/1/47	2,250,000	2,368,773
Series 2018 J2, 5% 7/1/48	2,365,000	2,538,579
Series 2018:
5% 9/1/27	1,010,000	1,095,118
5% 9/1/29	1,390,000	1,514,109
5% 1/1/30	10,000	10,803
5% 9/1/31	1,530,000	1,653,292
5% 9/1/33	1,185,000	1,276,489
5% 9/1/38	4,805,000	5,149,925
5% 6/1/43	4,740,000	5,211,733
5% 9/1/43	4,445,000	4,728,019
5% 6/1/48	7,000,000	7,671,415
Series 2019 A:
5% 7/1/30	1,350,000	1,483,299
5% 7/1/31	1,350,000	1,479,359
5% 7/1/32	2,000,000	2,188,037
5% 7/1/33	2,300,000	2,511,974
5% 7/1/34	1,400,000	1,527,199
5% 7/1/34	1,015,000	1,109,292
5% 7/1/36	1,120,000	1,221,454
5% 7/1/38	735,000	799,626
5% 7/1/44	2,250,000	2,424,651
5% 7/1/49	3,500,000	3,770,686
Series 2019 K:
4% 7/1/22	700,000	702,995
5% 7/1/23	500,000	516,194
5% 7/1/24	500,000	522,163
5% 7/1/25	1,250,000	1,326,524
5% 7/1/26	1,250,000	1,347,058
5% 7/1/33	2,000,000	2,203,220
5% 7/1/35	2,135,000	2,346,254
Series 2019 S1:
5% 10/1/25	1,965,000	2,116,852
5% 10/1/26	2,535,000	2,774,353
Series 2019 S2:
5% 10/1/32	1,410,000	1,570,149
5% 10/1/33	1,935,000	2,151,322
5% 10/1/34	2,165,000	2,404,117
Series 2020 A:
4% 7/1/39	2,455,000	2,395,237
4% 7/1/40	7,920,000	7,697,058
Series 2021 A:
4% 7/1/34	1,000,000	1,013,741
4% 7/1/35	1,000,000	1,008,430
4% 7/1/36	825,000	827,776
4% 7/1/37	1,000,000	999,865
4% 7/1/38	700,000	697,856
4% 7/1/39	1,400,000	1,391,322
5% 7/1/32	1,000,000	1,134,306
Series 2021 B:
4% 7/1/42	475,000	470,957
4% 7/1/50	1,825,000	1,763,286
Series 2021:
4% 7/1/40	4,160,000	3,848,460
4% 7/1/45	1,200,000	1,074,342
4% 7/1/50	1,750,000	1,527,612
Series A:
4% 6/1/49	13,440,000	13,291,910
5% 6/1/39	6,760,000	7,386,177
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,689,625
Series BB1, 5% 10/1/46	355,000	383,911
Series G:
5% 7/15/22 (b)	230,000	231,328
5% 7/15/23 (b)	120,000	122,974
5% 7/15/24 (b)	130,000	134,755
5% 7/15/25 (b)	120,000	126,039
5% 7/15/26 (b)	160,000	170,047
5% 7/15/27 (b)	170,000	182,498
5% 7/1/28	350,000	386,903
5% 7/15/28 (b)	175,000	189,327
5% 7/15/29 (b)	320,000	348,791
5% 7/1/30	225,000	252,950
5% 7/15/30 (b)	320,000	350,931
5% 7/15/31 (b)	350,000	369,439
5% 7/15/32 (b)	400,000	418,568
5% 7/1/33	550,000	613,279
5% 7/15/33 (b)	320,000	333,074
5% 7/1/34	250,000	277,914
5% 7/15/34 (b)	300,000	311,818
5% 7/15/35 (b)	270,000	280,284
5% 7/1/36	475,000	525,103
5% 7/15/36 (b)	235,000	243,685
5% 7/1/37	1,275,000	1,405,774
5% 7/15/37 (b)	250,000	258,982
5% 7/15/46 (b)	6,150,000	6,269,175
5% 7/1/50	1,900,000	2,028,540
Series J2:
5% 7/1/43	11,540,000	12,467,794
5% 7/1/53	4,500,000	4,821,975
Series K, 5% 7/1/27	1,150,000	1,249,341
Series N 2016:
5% 12/1/41	14,700,000	15,610,198
5% 12/1/46	7,000,000	7,351,831
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,784,930
5% 1/1/27 (d)	1,000,000	1,042,026
Series 2015 A, 5% 1/1/25 (d)	5,450,000	5,705,965
Series 2016 J, 5% 7/1/23 (d)	9,930,000	10,197,283
Series 2016, 5% 7/1/24 (d)	7,120,000	7,415,821
Series 2017 A:
5% 7/1/23 (d)	2,500,000	2,574,845
5% 7/1/24 (d)	3,000,000	3,128,486
5% 7/1/25 (d)	4,500,000	4,754,567
5% 7/1/26 (d)	3,935,000	4,216,648
Series 2018 B:
5% 7/1/27 (d)	9,240,000	10,020,804
5% 7/1/28 (d)	2,325,000	2,545,566
Series 2019 B:
5% 7/1/23 (d)	500,000	515,552
5% 7/1/24 (d)	1,000,000	1,041,548
5% 7/1/25 (d)	1,365,000	1,442,219
5% 7/1/26 (d)	1,215,000	1,301,964
5% 7/1/28 (d)	1,000,000	1,094,867
5% 7/1/29 (d)	3,500,000	3,867,488
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,189,734
5% 7/1/29 (d)	1,950,000	2,154,744
5% 7/1/30 (d)	1,950,000	2,171,530
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,129,325
5% 7/1/28 (d)	1,850,000	2,041,785
5% 7/1/29 (d)	1,250,000	1,393,886
5% 7/1/30 (d)	1,125,000	1,265,608
5% 7/1/31 (d)	1,500,000	1,694,984
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	4,470,000	4,707,952
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,371,028
Series 2007 A, 3 month U.S. LIBOR + 0.570% 0.782% 5/1/37 (c)(e)	6,840,000	6,499,291
Series 2014 E, 5% 9/1/31	8,000,000	8,061,912
Series 2015 C, 5% 7/1/40	12,730,000	13,510,397
Series 2016 A, 5% 3/1/46	12,985,000	13,452,093
Series 2016 B:
5% 7/1/33	5,500,000	5,960,859
5% 7/1/35	5,500,000	5,951,894
5% 7/1/36	10,260,000	11,096,244
5% 7/1/37	8,495,000	9,182,010
Series 2016:
5% 3/1/31	1,500,000	1,566,333
5% 3/1/32	7,500,000	7,827,294
Series 2017 A:
5% 4/1/34	6,875,000	7,519,650
5% 4/1/35	9,830,000	10,742,455
5% 4/1/42	18,490,000	20,041,751
5% 4/1/47	2,405,000	2,591,078
Series 2017 D, 5% 2/1/33	2,550,000	2,784,723
Series 2017 F:
5% 11/1/38	10,000,000	10,997,862
5% 11/1/39	10,000,000	10,968,926
Series 2018 B, 5% 1/1/32	5,000,000	5,548,569
Series 2019 A:
5% 1/1/35	5,000,000	5,593,090
5% 1/1/37	10,000,000	11,160,141
5% 1/1/49	10,000,000	10,960,244
5.25% 1/1/33	21,110,000	24,046,110
5.25% 1/1/44	16,490,000	18,457,666
Series 2020 D:
3% 11/1/42	3,500,000	3,076,397
4% 11/1/36	1,500,000	1,559,001
5% 7/1/48	18,695,000	20,855,813
Series 2021 D:
5% 9/1/49	50,000,000	56,443,184
5% 9/1/50	1,785,000	2,013,741
Series A:
5% 7/1/28	7,000,000	7,647,951
5% 3/1/29	2,710,000	3,092,448
5% 1/1/45	1,000,000	1,088,551
5% 1/1/48	9,420,000	10,206,072
Series B:
5% 7/1/33	3,500,000	4,011,632
5% 7/1/34	2,000,000	2,285,973
Series C:
3% 3/1/48	5,000,000	4,193,733
5% 5/1/45	5,000,000	5,535,975
5% 5/1/47	10,855,000	11,963,056
Series D, 5% 7/1/45	3,415,000	3,834,301
Series E:
5% 9/1/29	7,115,000	8,061,629
5% 11/1/45	5,355,000	6,036,061
5% 11/1/50	23,480,000	26,257,703
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	700,000	706,447
Series 2011, 3.5% 12/1/49	3,695,000	3,712,959
Series 2017, 4% 6/1/43 (d)	915,000	926,778
Series 2020 A, 0.875% 12/1/23	3,250,000	3,175,788
Series 207, 4% 6/1/49	1,965,000	1,999,812
Series 214, 3.75% 12/1/49	5,070,000	5,129,522
Series 218, 3% 12/1/50	1,925,000	1,903,160
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,900,000	3,839,671
Series 2021 A2:
0.4% 6/1/24	875,000	829,805
0.45% 12/1/24	1,000,000	936,753
Series 2021, 3% 6/1/51	4,000,000	3,919,713
Series 220:
3% 12/1/50	3,525,000	3,478,311
5% 12/1/22	405,000	412,836
5% 6/1/23	300,000	309,244
5% 12/1/23	100,000	104,241
5% 6/1/24	150,000	157,756
5% 12/1/24	215,000	228,507
5% 6/1/25	425,000	456,247
5% 12/1/25	150,000	162,630
5% 6/1/26	100,000	109,245
5% 12/1/26	125,000	137,736
5% 6/1/27	100,000	110,830
5% 12/1/27	185,000	206,453
5% 6/1/28	75,000	84,021
5% 12/1/28	230,000	259,354
5% 6/1/29	100,000	113,184
Massachusetts Port Auth. Rev.:
Series 2014 B:
5% 7/1/29 (d)	1,270,000	1,321,670
5% 7/1/39 (d)	4,965,000	5,116,384
Series 2014 C:
5% 7/1/28	3,000,000	3,150,530
5% 7/1/29	4,205,000	4,412,105
5% 7/1/30	3,000,000	3,145,479
Series 2015 A:
5% 7/1/28	460,000	489,882
5% 7/1/28 (d)	500,000	528,597
5% 7/1/29 (d)	1,245,000	1,314,169
5% 7/1/30	1,400,000	1,484,052
5% 7/1/30 (d)	1,450,000	1,528,086
5% 7/1/40 (d)	2,000,000	2,080,241
5% 7/1/45 (d)	3,500,000	3,615,085
5% 7/1/45	5,570,000	5,812,142
Series 2016 A:
5% 7/1/26	695,000	757,488
5% 7/1/28	760,000	824,103
5% 7/1/30	1,660,000	1,789,309
5% 7/1/32	1,970,000	2,113,439
5% 7/1/36	3,760,000	4,013,207
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,441,966
5% 7/1/43 (d)	11,410,000	11,898,135
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,379,663
5% 7/1/31 (d)	1,095,000	1,177,750
5% 7/1/32 (d)	1,370,000	1,468,243
5% 7/1/33 (d)	1,250,000	1,334,776
5% 7/1/35 (d)	2,000,000	2,131,765
5% 7/1/36 (d)	1,720,000	1,824,486
5% 7/1/42 (d)	4,540,000	4,783,796
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,335,045
5% 7/1/30 (d)	725,000	796,990
5% 7/1/34 (d)	2,605,000	2,822,980
5% 7/1/37 (d)	1,100,000	1,188,409
5% 7/1/40 (d)	950,000	1,021,878
Series 2019 B, 5% 7/1/44	5,000,000	5,443,785
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,825,072
5% 7/1/32 (d)	2,700,000	2,942,049
5% 7/1/38 (d)	5,000,000	5,393,778
5% 7/1/39 (d)	5,000,000	5,385,795
5% 7/1/49 (d)	2,500,000	2,653,032
Series 2021 A:
5% 7/1/38	2,125,000	2,386,065
5% 7/1/39	1,125,000	1,260,907
5% 7/1/40	1,045,000	1,169,235
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,451,260
Series 2021 D:
5% 7/1/46	3,180,000	3,508,638
5% 7/1/51	5,740,000	6,295,003
Series 2021 E:
5% 7/1/40 (d)	4,000,000	4,373,685
5% 7/1/41 (d)	1,940,000	2,116,402
5% 7/1/51 (d)	11,775,000	12,648,739
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/22 (d)	500,000	502,644
5% 7/1/23 (d)	360,000	370,150
5% 7/1/24 (d)	615,000	641,340
5% 7/1/25 (d)	1,000,000	1,056,570
5% 7/1/28 (d)	1,500,000	1,633,569
5% 7/1/32 (d)	500,000	542,193
5% 7/1/34 (d)	1,250,000	1,349,693
5% 7/1/49 (d)	5,620,000	5,946,081
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A, 5% 8/15/24	4,120,000	4,152,298
Series 2019 A, 5% 2/15/44	21,510,000	23,574,113
Series A:
5% 8/15/31	1,850,000	2,127,692
5% 8/15/32	1,500,000	1,721,676
5% 8/15/33	1,675,000	1,918,763
5% 8/15/34	3,000,000	3,431,670
5% 8/15/35	2,000,000	2,277,031
5% 8/15/37	1,400,000	1,586,296
5% 8/15/45	10,000,000	11,166,905
5% 8/15/50	16,615,000	18,448,660
Series B, 5% 11/15/39	1,975,000	2,140,359
Series D, 5% 8/15/37	5,000,000	5,334,329
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,783,982
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,912,052
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	22,199,216
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	17,557,084
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,250,000
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,057,019
Series 2022 A:
4% 5/1/36	600,000	629,656
4% 5/1/38	750,000	781,679
4% 5/1/40	1,000,000	1,033,907
4% 5/1/41	625,000	642,443
4% 5/1/42	550,000	561,744
5% 5/1/32	600,000	707,833
5% 5/1/33	500,000	588,366
5% 5/1/34	500,000	586,886
5% 5/1/35	500,000	585,491
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,777,186
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,758,675
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,498,224
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	26,988,176
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,547,963
5% 8/1/42	7,415,000	8,322,623
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,028,685
Springfield Gen. Oblig. Series 2017, 5% 3/1/25	2,420,000	2,588,421
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	3,759,882
5% 11/1/28	6,000,000	6,431,716
5% 11/1/29	6,230,000	6,666,628
5% 11/1/30	6,000,000	6,409,519
Series 2020 1, 5% 11/1/50	4,015,000	4,440,835
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	676,132
5% 5/1/35	2,000,000	2,251,143
5% 5/1/36	3,400,000	3,823,388
5% 5/1/37	3,200,000	3,594,480
5% 5/1/38	3,000,000	3,364,849
5% 5/1/39	2,000,000	2,234,621
Worcester Gen. Oblig. Series 2021, 5% 2/15/27	1,575,000	1,745,840
TOTAL MASSACHUSETTS		1,878,417,398
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	625,000	662,095
5.625% 7/1/29	795,000	855,227
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,876,999
TOTAL PUERTO RICO		6,394,321
TOTAL MUNICIPAL BONDS (Cost $1,966,536,801)		1,884,811,719

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $1,966,536,801)	1,884,811,719
NET OTHER ASSETS (LIABILITIES) - 2.4%	45,976,306
NET ASSETS - 100.0%	1,930,788,025

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,374,288 or 1.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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